Schedule of Investments (unaudited)
June 30, 2025
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.1%
AeroVironment, Inc.(a)	7,362	$ 2,097,802
Archer Aviation, Inc., Class A(a)	164,748	1,787,516
ATI, Inc.(a)	10,458	902,944
Ducommun, Inc.(a)	11,726	968,919
Huntington Ingalls Industries, Inc.	2,476	597,855
Kratos Defense & Security Solutions, Inc.(a)	21,570	1,001,926
Leonardo DRS, Inc.	37,200	1,729,056
Moog, Inc., Class A	17,436	3,155,393
Voyager Technologies, Inc., Class A(a)	1,073	42,115
		12,283,526
Automobile Components — 0.9%
Adient PLC(a)	48,635	946,437
BorgWarner, Inc.	28,974	970,049
Dorman Products, Inc.(a)	618	75,810
Fox Factory Holding Corp.(a)	2,423	62,853
Modine Manufacturing Co.(a)	26,770	2,636,845
Patrick Industries, Inc.	2,308	212,959
Standard Motor Products, Inc.	7,554	232,059
Stoneridge, Inc.(a)	54,348	382,610
		5,519,622
Automobiles — 0.1%
Winnebago Industries, Inc.	9,540	276,660
Banks — 1.3%
1st Source Corp.	1,735	107,692
Amalgamated Financial Corp.	1,602	49,982
Axos Financial, Inc.(a)	2,947	224,090
BancFirst Corp.	316	39,064
Bank7 Corp.	23,560	985,515
Blue Ridge Bankshares, Inc.(a)	4,118	14,784
ChoiceOne Financial Services, Inc.	1,426	40,926
Community West Bancshares	6,853	133,702
Cullen/Frost Bankers, Inc.	7,965	1,023,821
Eagle Bancorp Montana, Inc.	905	15,086
Eagle Financial Services, Inc.	647	19,811
First Bank	1,854	28,681
First Business Financial Services, Inc.	17,356	879,255
First Community Bankshares, Inc.	711	27,850
First Community Corp.	850	20,723
First Financial Corp.	2,093	113,420
First Internet Bancorp	16,069	432,256
First Mid Bancshares, Inc.	2,911	109,133
FVCBankcorp, Inc.(a)	1,375	16,225
Greene County Bancorp, Inc.	10,200	226,644
Independent Bank Corp.	1,990	64,496
Investar Holding Corp.	1,874	36,206
LINKBANCORP, Inc.	2,132	15,585
Orange County Bancorp, Inc.	14,780	381,915
Park National Corp.	4,193	701,321
Peoples Bancorp of North Carolina, Inc.	464	13,386
Plumas Bancorp	628	27,921
Prosperity Bancshares, Inc.	14,359	1,008,576
ServisFirst Bancshares, Inc.	4,661	361,274
Southern Missouri Bancorp, Inc.	534	29,253
Southern States Bancshares, Inc.	1,578	57,392
Unity Bancorp, Inc.	1,210	56,967
USCB Financial Holdings, Inc., Class A	19,739	326,483
		7,589,435
Beverages — 0.2%
National Beverage Corp.(a)	7,045	304,626
Security	Shares	Value
Beverages (continued)
Primo Brands Corp., Class A	22,617	$ 669,916
Vita Coco Co., Inc. (The)(a)	6,794	245,263
		1,219,805
Biotechnology — 10.9%
4D Molecular Therapeutics, Inc.(a)	20,612	76,471
ACADIA Pharmaceuticals, Inc.(a)	66,439	1,433,089
ADC Therapeutics SA(a)	3,326	8,914
ADMA Biologics, Inc.(a)(b)	96,384	1,755,153
Akero Therapeutics, Inc.(a)	20,405	1,088,811
Alector, Inc.(a)	101,135	141,589
Alkermes PLC(a)	89,392	2,557,505
Amicus Therapeutics, Inc.(a)	255,273	1,462,714
Apogee Therapeutics, Inc.(a)	8,692	377,494
Arcellx, Inc.(a)	7,149	470,762
Arcturus Therapeutics Holdings, Inc.(a)	13,935	181,294
Arcus Biosciences, Inc.(a)	35,568	289,524
Arcutis Biotherapeutics, Inc.(a)	4,940	69,259
Ardelyx, Inc.(a)(b)	253,711	994,547
Arrowhead Pharmaceuticals, Inc.(a)	73,257	1,157,461
Astria Therapeutics, Inc.(a)	37,508	201,043
aTyr Pharma, Inc.(a)	685	3,473
Avidity Biosciences, Inc.(a)	26,275	746,210
Beam Therapeutics, Inc.(a)	8,266	140,605
BioCryst Pharmaceuticals, Inc.(a)	193,639	1,735,005
BioMarin Pharmaceutical, Inc.(a)(b)	9,309	511,716
Blueprint Medicines Corp.(a)	27,552	3,531,615
Bridgebio Pharma, Inc.(a)	70,003	3,022,730
Caris Life Sciences, Inc.(a)	3,838	102,551
Catalyst Pharmaceuticals, Inc.(a)	98,763	2,143,157
Celldex Therapeutics, Inc.(a)	44,648	908,587
CG oncology, Inc.(a)	2,248	58,448
Coherus Oncology, Inc.(a)	156,142	114,187
Corvus Pharmaceuticals, Inc.(a)	33,078	132,312
Crinetics Pharmaceuticals, Inc.(a)	24,848	714,628
Cytokinetics, Inc.(a)	4,805	158,757
Day One Biopharmaceuticals, Inc.(a)	162,382	1,055,483
Dyne Therapeutics, Inc.(a)	16,681	158,803
Exelixis, Inc.(a)	10,211	450,050
Fate Therapeutics, Inc.(a)	105,890	118,597
Gossamer Bio, Inc.(a)	5,196	6,391
Ideaya Biosciences, Inc.(a)	46,143	969,926
Incyte Corp.(a)	5,500	374,550
Inhibrx Biosciences, Inc.(a)	1	14
Intellia Therapeutics, Inc.(a)(b)	22,768	213,564
Ionis Pharmaceuticals, Inc.(a)	26,117	1,031,883
Iovance Biotherapeutics, Inc.(a)(b)	48,549	83,504
iTeos Therapeutics, Inc.(a)	60,889	607,063
Krystal Biotech, Inc.(a)	8,635	1,186,967
Kura Oncology, Inc.(a)	169,235	976,486
Kymera Therapeutics, Inc.(a)	24,642	1,075,377
Madrigal Pharmaceuticals, Inc.(a)	7,320	2,215,325
MannKind Corp.(a)	231,220	864,763
MiMedx Group, Inc.(a)(b)	148,848	909,461
Mineralys Therapeutics, Inc.(a)	8,446	114,274
Mirum Pharmaceuticals, Inc.(a)	24,038	1,223,294
Moderna, Inc.(a)	39,989	1,103,297
Natera, Inc.(a)	5,815	982,386
Nurix Therapeutics, Inc.(a)	13,318	151,692
Nuvalent, Inc., Class A(a)	11,558	881,875
Praxis Precision Medicines, Inc.(a)	12,826	539,333
Protagonist Therapeutics, Inc.(a)	15,396	850,937
Prothena Corp. PLC(a)	18,373	111,524

Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
PTC Therapeutics, Inc.(a)	30,529	$ 1,491,036
Puma Biotechnology, Inc.(a)	56,486	193,747
Recursion Pharmaceuticals, Inc., Class A(a)(b)	137,746	696,995
REGENXBIO, Inc.(a)(b)	72,502	595,241
Rhythm Pharmaceuticals, Inc.(a)	14,557	919,857
Sarepta Therapeutics, Inc.(a)	42,236	722,236
Scholar Rock Holding Corp.(a)	15,715	556,625
Soleno Therapeutics, Inc.(a)	10,758	901,305
Solid Biosciences, Inc.(a)	50,964	248,195
SpringWorks Therapeutics, Inc.(a)	26,067	1,224,888
Syndax Pharmaceuticals, Inc.(a)	150,279	1,407,363
TG Therapeutics, Inc.(a)	86,558	3,115,222
Travere Therapeutics, Inc.(a)	2,000	29,600
Twist Bioscience Corp.(a)	55,013	2,023,928
Ultragenyx Pharmaceutical, Inc.(a)	6,091	221,469
UroGen Pharma Ltd.(a)	7,472	102,366
Vanda Pharmaceuticals, Inc.(a)	143,104	675,451
Vaxcyte, Inc.(a)	10,122	329,066
Vera Therapeutics, Inc., Class A(a)	9,662	227,637
Veracyte, Inc.(a)	41,872	1,131,800
Vericel Corp.(a)	9,199	391,417
Verve Therapeutics, Inc.(a)	30,225	339,427
Viking Therapeutics, Inc.(a)(b)	25,572	677,658
Voyager Therapeutics, Inc.(a)	55,938	173,967
Xencor, Inc.(a)	9,801	77,036
Xenon Pharmaceuticals, Inc.(a)	15,408	482,270
Zymeworks, Inc.(a)	6,378	80,044
		63,582,276
Building Products — 1.0%
Gibraltar Industries, Inc.(a)	32,240	1,902,160
Griffon Corp.	17,190	1,244,040
Resideo Technologies, Inc.(a)	74,371	1,640,624
Zurn Elkay Water Solutions Corp.	22,973	840,123
		5,626,947
Capital Markets — 3.0%
Acadian Asset Management, Inc.	76,176	2,684,442
BGC Group, Inc., Class A	98,050	1,003,051
Etoro Group Ltd., Class A(a)	11,781	784,497
Evercore, Inc., Class A	2,344	632,927
GCM Grosvenor, Inc., Class A	73,269	846,990
Hamilton Lane, Inc., Class A	2,899	412,006
Houlihan Lokey, Inc., Class A	19,560	3,519,822
Marex Group PLC	3,889	153,499
PJT Partners, Inc., Class A	22,389	3,694,409
SEI Investments Co.	12,106	1,087,845
Silvercrest Asset Management Group, Inc., Class A	15,459	245,180
Victory Capital Holdings, Inc., Class A	3,412	217,242
Virtu Financial, Inc., Class A	43,756	1,959,831
		17,241,741
Chemicals — 0.6%
Balchem Corp.	17,073	2,718,022
Celanese Corp., Class A	409	22,630
Huntsman Corp.	17,559	182,965
Olin Corp.	28,780	578,190
Tronox Holdings PLC	23,988	121,619
		3,623,426
Commercial Services & Supplies — 0.8%
ACV Auctions, Inc., Class A(a)	71,598	1,161,319
Casella Waste Systems, Inc., Class A(a)	8,134	938,501
CoreCivic, Inc.(a)	20,412	430,081
Security	Shares	Value
Commercial Services & Supplies (continued)
GEO Group, Inc. (The)(a)	91,934	$ 2,201,819
Healthcare Services Group, Inc.(a)	3,456	51,944
		4,783,664
Communications Equipment — 1.5%
ADTRAN Holdings, Inc.(a)	41,709	374,130
Applied Optoelectronics, Inc.(a)	7,658	196,734
Calix, Inc.(a)	101,551	5,401,498
Ciena Corp.(a)	19,590	1,593,255
CommScope Holding Co., Inc.(a)	22,085	182,864
Extreme Networks, Inc.(a)	9,011	161,747
Lumentum Holdings, Inc.(a)	8,024	762,761
		8,672,989
Construction & Engineering — 3.7%
Argan, Inc.	7,371	1,625,158
Comfort Systems U.S.A., Inc.	6,710	3,597,969
Construction Partners, Inc., Class A(a)	1,197	127,217
Dycom Industries, Inc.(a)	22,503	5,499,508
Fluor Corp.(a)	13,883	711,782
IES Holdings, Inc.(a)	957	283,492
MasTec, Inc.(a)	20,298	3,459,388
MYR Group, Inc.(a)	2,304	418,061
Primoris Services Corp.	46,679	3,638,161
Sterling Infrastructure, Inc.(a)(b)	6,989	1,612,572
Tutor Perini Corp.(a)	6,945	324,887
		21,298,195
Construction Materials — 0.2%
United States Lime & Minerals, Inc.	9,635	961,573
Consumer Finance — 1.6%
Dave, Inc., Class A(a)	3,233	867,770
Encore Capital Group, Inc.(a)	496	19,200
Enova International, Inc.(a)	29,212	3,257,722
EZCORP, Inc., Class A, NVS(a)	22,044	305,971
FirstCash Holdings, Inc.	12,721	1,719,116
PRA Group, Inc.(a)	34,887	514,583
Upstart Holdings, Inc.(a)	40,752	2,635,839
		9,320,201
Consumer Staples Distribution & Retail — 1.4%
Chefs’ Warehouse, Inc. (The)(a)	9,994	637,717
Sprouts Farmers Market, Inc.(a)	44,150	7,268,856
United Natural Foods, Inc.(a)	14,764	344,149
		8,250,722
Containers & Packaging — 0.1%
Myers Industries, Inc.	57,476	832,827
Diversified Consumer Services — 2.0%
American Public Education, Inc.(a)	1,072	32,653
Bright Horizons Family Solutions, Inc.(a)	13,935	1,722,227
Carriage Services, Inc.	197	9,011
Coursera, Inc.(a)	87,624	767,586
Frontdoor, Inc.(a)	31,736	1,870,520
Laureate Education, Inc., Class A(a)	134,949	3,155,108
Stride, Inc.(a)	26,054	3,782,780
Udemy, Inc.(a)	43,712	307,295
Universal Technical Institute, Inc.(a)	3,199	108,414
		11,755,594
Diversified REITs — 0.0%
Alexander & Baldwin, Inc.	1,408	25,105
Diversified Telecommunication Services — 0.5%
Anterix, Inc.(a)	6,996	179,447

Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Diversified Telecommunication Services (continued)
Bandwidth, Inc., Class A(a)	10,835	$ 172,277
IDT Corp., Class B	25,648	1,752,271
Lumen Technologies, Inc.(a)	237,730	1,041,258
		3,145,253
Electric Utilities — 0.2%
Genie Energy Ltd., Class B	53,518	1,438,564
Electrical Equipment — 1.8%
American Superconductor Corp.(a)	11,706	429,493
Bloom Energy Corp., Class A(a)(b)	130,174	3,113,762
NEXTracker, Inc., Class A(a)	83,054	4,515,646
NuScale Power Corp., Class A(a)(b)	44,746	1,770,152
Powell Industries, Inc.	1,047	220,341
Sunrun, Inc.(a)	2,226	18,209
Vicor Corp.(a)	9,900	449,064
		10,516,667
Electronic Equipment, Instruments & Components — 3.6%
908 Devices, Inc.(a)(b)	12,869	91,756
Advanced Energy Industries, Inc.	8,946	1,185,345
Arlo Technologies, Inc.(a)	60,329	1,023,180
Badger Meter, Inc.	19,933	4,882,588
Coherent Corp.(a)	2,166	193,229
CTS Corp.	953	40,607
Fabrinet(a)(b)	18,414	5,426,237
Flex Ltd.(a)	18,948	945,884
Insight Enterprises, Inc.(a)	12,974	1,791,515
Itron, Inc.(a)	2,551	335,788
Methode Electronics, Inc.	17,456	166,007
Mirion Technologies, Inc., Class A(a)	3,932	84,656
nLight, Inc.(a)	73,855	1,453,466
OSI Systems, Inc.(a)	2,183	490,869
Ouster, Inc.(a)	19,153	464,460
Plexus Corp.(a)	9,153	1,238,493
Rogers Corp.(a)	4,251	291,109
ScanSource, Inc.(a)	4,748	198,514
TTM Technologies, Inc.(a)	11,144	454,898
		20,758,601
Energy Equipment & Services — 1.4%
Archrock, Inc.	81,912	2,033,875
ChampionX Corp.	71,637	1,779,463
Forum Energy Technologies, Inc.(a)	11,697	227,741
Kodiak Gas Services, Inc.	25,065	858,978
Liberty Energy, Inc., Class A	11,805	135,521
Oceaneering International, Inc.(a)(b)	107,663	2,230,777
Tidewater, Inc.(a)	17,204	793,620
Transocean Ltd.(a)	143,417	371,450
		8,431,425
Entertainment — 0.4%
Lionsgate Studios Corp.(a)	1,597	9,278
Playstudios, Inc., Class A(a)	116,779	152,980
Playtika Holding Corp.	2,438	11,532
Reservoir Media, Inc.(a)	13,334	102,272
Roku, Inc., Class A(a)	20,512	1,802,800
		2,078,862
Financial Services — 2.5%
Affirm Holdings, Inc., Class A(a)	6,703	463,446
Chime Financial, Inc., Class A(a)	25,727	887,839
EVERTEC, Inc.	33,647	1,212,974
NMI Holdings, Inc., Class A(a)	70,691	2,982,453
Pagseguro Digital Ltd., Class A	56,308	542,809
Paysign, Inc.(a)	3,057	22,010
Security	Shares	Value
Financial Services (continued)
Remitly Global, Inc.(a)	207,918	$ 3,902,621
Sezzle, Inc.(a)	5,499	985,696
StoneCo Ltd., Class A(a)	177,979	2,854,783
Velocity Financial, Inc.(a)	30,285	561,484
		14,416,115
Food Products — 0.4%
Cal-Maine Foods, Inc.	10,277	1,023,898
Marzetti Co. (The)	6,704	1,158,250
		2,182,148
Ground Transportation — 0.6%
ArcBest Corp.	21,473	1,653,636
Covenant Logistics Group, Inc., Class A	11,331	273,190
Lyft, Inc., Class A(a)	69,567	1,096,376
RXO, Inc.(a)	47,367	744,609
		3,767,811
Health Care Equipment & Supplies — 3.4%
Accuray, Inc.(a)	199,244	272,964
Alphatec Holdings, Inc.(a)	18,040	200,244
AtriCure, Inc.(a)	3,697	121,151
Cerus Corp.(a)	925,179	1,304,502
ClearPoint Neuro, Inc.(a)	12,287	146,707
Haemonetics Corp.(a)	29,753	2,219,871
Inogen, Inc.(a)	7	49
Inspire Medical Systems, Inc.(a)	1,763	228,785
Integer Holdings Corp.(a)	275	33,817
iRadimed Corp.	45,751	2,735,452
iRhythm Technologies, Inc.(a)	17,820	2,743,567
Lantheus Holdings, Inc.(a)	15,223	1,246,155
NeuroPace, Inc.(a)	66,993	746,302
Novocure Ltd.(a)	144,023	2,563,609
PROCEPT BioRobotics Corp.(a)	10,622	611,827
Sanara Medtech, Inc.(a)	173	4,912
SI-BONE, Inc.(a)	11,545	217,277
Surmodics, Inc.(a)	2,585	76,800
Tandem Diabetes Care, Inc.(a)	34,671	646,268
TransMedics Group, Inc.(a)	19,929	2,670,685
Treace Medical Concepts, Inc.(a)	34,116	200,602
UFP Technologies, Inc.(a)	1,839	449,010
Varex Imaging Corp.(a)	16,832	145,934
		19,586,490
Health Care Providers & Services — 5.9%
23andMe Holding Co., Class A(a)	7	35
Addus HomeCare Corp.(a)	575	66,234
agilon health, Inc.(a)(b)	148,347	341,198
Alignment Healthcare, Inc.(a)	90,633	1,268,862
Aveanna Healthcare Holdings, Inc.(a)	132,502	692,985
BrightSpring Health Services, Inc.(a)	39,080	921,897
Brookdale Senior Living, Inc.(a)	31,727	220,820
Castle Biosciences, Inc.(a)	3,891	79,454
Concentra Group Holdings Parent, Inc.	50,554	1,039,896
CorVel Corp.(a)	25,271	2,597,353
Enhabit, Inc.(a)	8,728	84,138
Ensign Group, Inc. (The)	20,058	3,094,147
GeneDx Holdings Corp., Class A(a)	268	24,739
Guardant Health, Inc.(a)	58,619	3,050,533
HealthEquity, Inc.(a)	27,372	2,867,491
Hims & Hers Health, Inc., Class A(a)(b)	100,965	5,033,105
InfuSystem Holdings, Inc.(a)	23,336	145,617
LifeStance Health Group, Inc.(a)	81,447	421,081
Option Care Health, Inc.(a)	46,202	1,500,641
PACS Group, Inc.(a)	11,728	151,526

Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Providers & Services (continued)
Pediatrix Medical Group, Inc.(a)	1,310	$ 18,799
Performant Healthcare, Inc.(a)	27,798	111,192
Privia Health Group, Inc.(a)	162,167	3,729,841
Progyny, Inc.(a)	175,809	3,867,798
RadNet, Inc.(a)	3,541	201,518
Select Medical Holdings Corp.	101,171	1,535,776
Viemed Healthcare, Inc.(a)	189,375	1,308,581
		34,375,257
Health Care Technology — 0.9%
Doximity, Inc., Class A(a)	13,994	858,392
Evolent Health, Inc., Class A(a)(b)	39,619	446,110
Phreesia, Inc.(a)	65,234	1,856,560
Schrodinger, Inc.(a)	75,338	1,515,800
Waystar Holding Corp.(a)	10,830	442,622
		5,119,484
Hotel & Resort REITs — 0.0%
Chatham Lodging Trust	14,244	99,281
Hotels, Restaurants & Leisure — 2.8%
Brinker International, Inc.(a)	28,716	5,178,356
Dutch Bros, Inc., Class A(a)	23,145	1,582,424
Everi Holdings, Inc.(a)	19,041	271,144
Life Time Group Holdings, Inc.(a)	88,662	2,689,118
Lindblad Expeditions Holdings, Inc.(a)	23,248	271,304
Papa John’s International, Inc.	21,333	1,044,037
Planet Fitness, Inc., Class A(a)	391	42,639
Rush Street Interactive, Inc., Class A(a)	97,073	1,446,388
Shake Shack, Inc., Class A(a)	21,500	3,022,900
Super Group SGHC Ltd.	75,035	823,134
		16,371,444
Household Durables — 0.9%
Century Communities, Inc.	23,209	1,307,131
Champion Homes, Inc.(a)	10,930	684,328
M/I Homes, Inc.(a)	18,867	2,115,368
Newell Brands, Inc.	146,738	792,385
Tri Pointe Homes, Inc.(a)	9,538	304,739
		5,203,951
Household Products — 0.4%
Central Garden & Pet Co.(a)	13,550	476,689
WD-40 Co.	9,216	2,102,077
		2,578,766
Insurance — 2.0%
Crawford & Co., Class A, NVS	19,481	206,109
Goosehead Insurance, Inc., Class A	3,343	352,720
HCI Group, Inc.	1,099	167,268
Heritage Insurance Holdings, Inc.(a)	12,854	320,579
Investors Title Co.	1	211
Lemonade, Inc.(a)(b)	23,063	1,010,390
Mercury General Corp.	12,295	827,945
Oscar Health, Inc., Class A(a)	85,424	1,831,491
Palomar Holdings, Inc.(a)	15,081	2,326,244
Root, Inc., Class A(a)	3,902	499,339
Slide Insurance Holdings, Inc.(a)	30,183	653,764
Stewart Information Services Corp.	15,654	1,019,075
Tiptree, Inc.	62,645	1,477,169
United Fire Group, Inc.	3,766	108,084
Universal Insurance Holdings, Inc.	33,408	926,404
		11,726,792
Interactive Media & Services — 1.4%
Cargurus, Inc., Class A(a)	8,693	290,955
Security	Shares	Value
Interactive Media & Services (continued)
EverQuote, Inc., Class A(a)	37,583	$ 908,757
fuboTV, Inc.(a)	18,566	71,665
Grindr, Inc.(a)	90,491	2,054,146
MediaAlpha, Inc., Class A(a)	63,292	693,047
QuinStreet, Inc.(a)	95,224	1,533,106
Shutterstock, Inc.	23,944	453,978
Yelp, Inc.(a)	32,156	1,101,986
ZipRecruiter, Inc., Class A(a)	198,050	992,231
		8,099,871
IT Services — 0.3%
Backblaze, Inc., Class A(a)	35,772	196,746
Crexendo, Inc.(a)	509	3,090
DigitalOcean Holdings, Inc.(a)	11,351	324,185
Information Services Group, Inc.	49,503	237,614
Kyndryl Holdings, Inc.(a)	22,998	964,996
		1,726,631
Leisure Products — 0.2%
Mattel, Inc.(a)	5,849	115,342
Peloton Interactive, Inc., Class A(a)(b)	152,025	1,055,054
		1,170,396
Life Sciences Tools & Services — 0.3%
Adaptive Biotechnologies Corp.(a)	25,938	302,178
Azenta, Inc.(a)	6,381	196,407
CryoPort, Inc.(a)	70,443	525,505
MaxCyte, Inc.(a)	97,028	211,521
Niagen Bioscience, Inc.(a)	33,670	485,185
Personalis, Inc.(a)	19,774	129,717
		1,850,513
Machinery — 4.0%
Atmus Filtration Technologies, Inc.	42,454	1,546,175
Blue Bird Corp.(a)	7,847	338,676
Chart Industries, Inc.(a)	11,248	1,851,983
Energy Recovery, Inc.(a)	9,396	120,081
Enpro, Inc.	2,114	404,937
ESCO Technologies, Inc.	2,965	568,895
Federal Signal Corp.	10,862	1,155,934
Flowserve Corp.	86,340	4,519,899
Graham Corp.(a)	7,611	376,821
Greenbrier Cos., Inc. (The)	3,069	141,327
Kadant, Inc.	472	149,836
Mueller Industries, Inc.	34,331	2,728,285
REV Group, Inc.	6,849	325,944
Shyft Group, Inc. (The)	13,646	171,121
SPX Technologies, Inc.(a)	38,330	6,427,174
Worthington Enterprises, Inc.	42,928	2,731,938
		23,559,026
Media — 0.3%
CuriosityStream, Inc., Class A	554	3,119
Integral Ad Science Holding Corp.(a)	596	4,953
Magnite, Inc.(a)	7,577	182,757
New York Times Co. (The), Class A	21,038	1,177,707
TechTarget, Inc.(a)	6,641	51,601
Thryv Holdings, Inc.(a)	42,484	516,605
		1,936,742
Metals & Mining — 2.1%
Alpha Metallurgical Resources, Inc.(a)	10,453	1,175,754
Carpenter Technology Corp.	5,943	1,642,526
Century Aluminum Co.(a)	93,394	1,682,960
Coeur Mining, Inc.(a)	75,929	672,731
Compass Minerals International, Inc.(a)	2,307	46,348

Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining (continued)
Constellium SE, Class A(a)	138,811	$ 1,846,186
Contango ORE, Inc.(a)	205	3,993
Idaho Strategic Resources, Inc.(a)	2,143	28,030
Ivanhoe Electric, Inc.(a)	15,366	139,370
Kaiser Aluminum Corp.	15,159	1,211,204
Lifezone Metals Ltd.(a)	136	560
Materion Corp.	13,281	1,054,113
Novagold Resources, Inc.(a)	50,923	208,275
Olympic Steel, Inc.	25,133	819,085
Piedmont Lithium, Inc.(a)	3,520	20,486
Ramaco Resources, Inc., Class A	73,751	969,088
Royal Gold, Inc.	257	45,705
SunCoke Energy, Inc.	52,988	455,167
		12,021,581
Oil, Gas & Consumable Fuels — 1.0%
Antero Resources Corp.(a)	13,071	526,500
Ardmore Shipping Corp.	8	77
California Resources Corp.	10,211	466,336
Centrus Energy Corp., Class A(a)	4,282	784,377
Chord Energy Corp.	4,393	425,462
DHT Holdings, Inc.	4	43
Kinetik Holdings, Inc., Class A	19,366	853,072
Par Pacific Holdings, Inc.(a)	7,378	195,738
PBF Energy, Inc., Class A	13,614	295,016
SM Energy Co.	64,054	1,582,774
Uranium Energy Corp.(a)	110,158	749,075
		5,878,470
Passenger Airlines — 0.8%
Alaska Air Group, Inc.(a)	61,697	3,052,767
Joby Aviation, Inc., Class A(a)	106,072	1,119,060
SkyWest, Inc.(a)	3,833	394,684
		4,566,511
Personal Care Products — 0.2%
BellRing Brands, Inc.(a)	23,956	1,387,771
Pharmaceuticals — 2.5%
Amneal Pharmaceuticals, Inc., Class A(a)	59,993	485,343
Arvinas, Inc.(a)	96,904	713,213
Atea Pharmaceuticals, Inc.(a)	128,418	462,305
Axsome Therapeutics, Inc.(a)	21,491	2,243,445
Collegium Pharmaceutical, Inc.(a)	3,713	109,793
Corcept Therapeutics, Inc.(a)	33,514	2,459,928
Edgewise Therapeutics, Inc.(a)	35,128	460,528
Esperion Therapeutics, Inc.(a)	280	276
Evolus, Inc.(a)	10,285	94,725
EyePoint Pharmaceuticals, Inc.(a)	29,946	281,792
Fulcrum Therapeutics, Inc.(a)	26,634	183,242
Harmony Biosciences Holdings, Inc.(a)	21,422	676,935
Harrow, Inc.(a)	3,204	97,850
Liquidia Corp.(a)	8,542	106,433
Neumora Therapeutics, Inc.(a)(b)	156,440	114,717
Nuvation Bio, Inc., Class A(a)(b)	109,747	214,007
Ocular Therapeutix, Inc.(a)	52,009	482,644
Pacira BioSciences, Inc.(a)	13,684	327,048
Phibro Animal Health Corp., Class A	32,354	826,321
Prestige Consumer Healthcare, Inc.(a)	7,982	637,363
Supernus Pharmaceuticals, Inc.(a)	4,234	133,456
Tarsus Pharmaceuticals, Inc.(a)	43,785	1,773,730
Theravance Biopharma, Inc.(a)	46,267	510,325
Trevi Therapeutics, Inc.(a)	155,858	852,543
Security	Shares	Value
Pharmaceuticals (continued)
WaVe Life Sciences Ltd.(a)	10,417	$ 67,711
Xeris Biopharma Holdings, Inc.(a)	70,189	327,783
		14,643,456
Professional Services — 2.9%
Barrett Business Services, Inc.	17,799	742,040
CACI International, Inc., Class A(a)	3,051	1,454,412
CRA International, Inc.	6,273	1,175,372
ExlService Holdings, Inc.(a)	50,289	2,202,155
Heidrick & Struggles International, Inc.	7,145	326,955
Huron Consulting Group, Inc.(a)	9,238	1,270,595
IBEX Holdings Ltd.(a)	22,326	649,687
ICF International, Inc.	2,694	228,209
KBR, Inc.	13,681	655,867
Kforce, Inc.	2,847	117,097
Korn Ferry	10,861	796,437
Legalzoom.com, Inc.(a)	185,997	1,657,233
Maximus, Inc.	35,882	2,518,916
NV5 Global, Inc.(a)	41,267	952,855
Planet Labs PBC, Class A(a)	5,646	34,441
RCM Technologies, Inc.(a)	38	896
TriNet Group, Inc.	14,730	1,077,352
Upwork, Inc.(a)	92	1,236
Verra Mobility Corp., Class A(a)	44,359	1,126,275
Willdan Group, Inc.(a)	1,507	94,203
		17,082,233
Real Estate Management & Development — 0.2%
Compass, Inc., Class A(a)	181,160	1,137,685
Real Brokerage, Inc. (The)(a)	21,092	95,125
RMR Group, Inc. (The), Class A	6	98
		1,232,908
Retail REITs — 0.2%
Agree Realty Corp.	2,512	183,527
Saul Centers, Inc.	5,673	193,676
Tanger, Inc.	13,441	411,026
Urban Edge Properties	22,814	425,709
		1,213,938
Semiconductors & Semiconductor Equipment — 4.5%
Ambarella, Inc.(a)	34,993	2,311,812
Axcelis Technologies, Inc.(a)	1,755	122,306
Credo Technology Group Holding Ltd.(a)	92,458	8,560,686
Diodes, Inc.(a)	373	19,728
Impinj, Inc.(a)	14,834	1,647,612
MaxLinear, Inc.(a)	81,071	1,152,019
Onto Innovation, Inc.(a)	5,883	593,771
Power Integrations, Inc.	9,794	547,485
Rambus, Inc.(a)	68,385	4,378,008
Rigetti Computing, Inc.(a)	57,865	686,279
Semtech Corp.(a)	13,231	597,247
Silicon Laboratories, Inc.(a)	7,575	1,116,252
SiTime Corp.(a)	14,682	3,128,441
Synaptics, Inc.(a)	11,820	766,172
Ultra Clean Holdings, Inc.(a)	16,261	367,011
		25,994,829
Software — 11.3%
8x8, Inc.(a)	95,942	188,046
A10 Networks, Inc.	12,118	234,483
ACI Worldwide, Inc.(a)	84,057	3,859,057
Alarm.com Holdings, Inc.(a)(b)	79,863	4,517,850
Amplitude, Inc., Class A(a)	129,979	1,611,740
Appfolio, Inc., Class A(a)	371	85,434

Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Asana, Inc., Class A(a)(b)	58,391	$ 788,278
Aurora Innovation, Inc., Class A(a)	197,280	1,033,747
Blend Labs, Inc., Class A(a)	100,409	331,350
Box, Inc., Class A(a)	96,640	3,302,189
Braze, Inc., Class A(a)	29,420	826,702
C3.ai, Inc., Class A(a)	38,988	957,935
Clear Secure, Inc., Class A	37,091	1,029,646
Clearwater Analytics Holdings, Inc., Class A(a)	165,389	3,626,981
Commvault Systems, Inc.(a)	12,600	2,196,558
Confluent, Inc., Class A(a)	30,642	763,905
Core Scientific, Inc.(a)	27,460	468,742
CS Disco, Inc.(a)	1,537	6,717
Digital Turbine, Inc.(a)	7,939	46,840
Domo, Inc., Class B(a)	42,211	589,688
D-Wave Quantum, Inc.(a)	94,294	1,380,464
Elastic NV(a)	35,702	3,010,750
Expensify, Inc., Class A(a)	38,247	99,060
Freshworks, Inc., Class A(a)	110,039	1,640,681
Gitlab, Inc., Class A(a)	14,718	663,929
Intapp, Inc.(a)	4,739	244,627
InterDigital, Inc.	12,486	2,799,736
JFrog Ltd.(a)	25,605	1,123,547
Klaviyo, Inc., Class A(a)	6,325	212,394
Life360, Inc.(a)	2,166	141,332
LiveRamp Holdings, Inc.(a)	61,328	2,026,277
Olo, Inc., Class A(a)	54,255	482,869
Ooma, Inc.(a)	143,084	1,845,784
Pagaya Technologies Ltd., Class A(a)	19,165	408,598
Porch Group, Inc.(a)	37,814	445,827
PROS Holdings, Inc.(a)	75,519	1,182,628
Q2 Holdings, Inc.(a)	20,705	1,937,781
Qualys, Inc.(a)	28,022	4,003,503
Red Violet, Inc.	29,044	1,428,965
Rimini Street, Inc.(a)	24,900	93,873
Rubrik, Inc., Class A(a)	1,572	140,835
SEMrush Holdings, Inc., Class A(a)	45,261	409,612
SoundHound AI, Inc., Class A(a)(b)	66,424	712,730
SoundThinking, Inc.(a)	43,910	573,245
Sprout Social, Inc., Class A(a)	31,755	663,997
SPS Commerce, Inc.(a)	4,143	563,821
Tenable Holdings, Inc.(a)	83,254	2,812,320
Terawulf, Inc.(a)(b)	35,660	156,191
Varonis Systems, Inc.(a)	51,286	2,602,764
Workiva, Inc., Class A(a)	41,072	2,811,378
Zeta Global Holdings Corp., Class A(a)	178,566	2,765,987
		65,851,393
Specialized REITs — 1.2%
CubeSmart	170,871	7,262,018
Specialty Retail — 3.4%
Abercrombie & Fitch Co., Class A(a)(b)	21,619	1,791,134
AutoNation, Inc.(a)	87	17,283
Bath & Body Works, Inc.	2,493	74,690
Boot Barn Holdings, Inc.(a)	17,930	2,725,360
Build-A-Bear Workshop, Inc.	2,067	106,574
Camping World Holdings, Inc., Class A	36,911	634,500
CarParts.com, Inc.(a)	114,550	84,778
Chewy, Inc., Class A(a)	4,551	193,964
EVgo, Inc., Class A(a)	1,127	4,114
Five Below, Inc.(a)	10,490	1,376,078
Gap, Inc. (The)	28,194	614,911
Group 1 Automotive, Inc.	5,324	2,325,044
Haverty Furniture Cos., Inc.	16,414	334,025
Security	Shares	Value
Specialty Retail (continued)
Lithia Motors, Inc., Class A	5,358	$ 1,810,040
Revolve Group, Inc., Class A(a)(b)	63,828	1,279,751
Sonic Automotive, Inc., Class A	23,795	1,901,934
Stitch Fix, Inc., Class A(a)	22,333	82,632
ThredUp, Inc., Class A(a)	21,925	164,218
Urban Outfitters, Inc.(a)	33,283	2,414,349
Warby Parker, Inc., Class A(a)	46,845	1,027,311
Wayfair, Inc., Class A(a)	19,061	974,780
		19,937,470
Technology Hardware, Storage & Peripherals — 0.7%
Corsair Gaming, Inc.(a)	6,222	58,673
IonQ, Inc.(a)(b)	87,318	3,752,055
		3,810,728
Textiles, Apparel & Luxury Goods — 0.6%
G-III Apparel Group Ltd.(a)(b)	25,369	568,265
Kontoor Brands, Inc.	10,410	686,748
Ralph Lauren Corp., Class A	3,319	910,335
Steven Madden Ltd.	35,857	859,851
VF Corp.	31,917	375,025
		3,400,224
Trading Companies & Distributors — 1.9%
BlueLinx Holdings, Inc.(a)	4,589	341,330
Boise Cascade Co.	24,386	2,117,193
DNOW, Inc.(a)	129,261	1,916,941
EVI Industries, Inc.	11,305	246,788
FTAI Aviation Ltd.	8,303	955,177
Global Industrial Co.	15,726	424,759
GMS, Inc.(a)	3,402	369,967
Herc Holdings, Inc.	19,783	2,605,223
Karat Packaging, Inc.	6,259	176,253
McGrath RentCorp	8,179	948,437
Rush Enterprises, Inc., Class A	4,929	253,893
Xometry, Inc., Class A(a)	19,547	660,493
		11,016,454
Wireless Telecommunication Services — 0.1%
Spok Holdings, Inc.	1,306	23,090
Telephone & Data Systems, Inc.	9,460	336,587
		359,677
Total Common Stocks — 99.2% (Cost: $490,521,000)		578,664,059
Preferred Securities
Preferred Stocks — 0.3%
Software — 0.3%
Illumio, Inc., Series C, (Acquired 03/10/15, cost $1,000,317)(a)(c)(d)	311,155	1,664,679
Technology Hardware, Storage & Peripherals — 0.0%
AliphCom
Series 6, 0.00%(Acquired 12/16/15, cost $0)(a)(c)(d)	8,264	—
Series 8, 0.00%(c)	192,156	2
		2
Total Preferred Securities — 0.3% (Cost: $2,175,301)		1,664,681
Rights
Biotechnology — 0.0%
Albireo Pharma Inc., CVR(a)(c)	7,975	28,391

Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Chinook Therapeutics, Inc., CVR(a)(c)	7,289	$ 1,166
Contra Aduro Biotech I, CVR(a)(c)	18,964	9,103
Flexion Therapeutics, Inc., CVR(a)(c)	33,053	9,255
Inhibrx, Inc., CVR(a)(c)	196	225
Poseida Therapeutics, Inc., CVR(a)(c)	8,645	12,189
Prevail Therapeutics, Inc., CVR(a)(c)	10,004	5,002
		65,331
Metals & Mining — 0.0%
Pan American Silver Corp., CVR(a)	36,363	8,909
Total Rights — 0.0% (Cost: $ —)		74,240
Total Long-Term Investments — 99.5% (Cost: $492,696,301)		580,402,980
Short-Term Securities
Money Market Funds — 5.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.47%(e)(f)(g)	26,435,300	26,445,874
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.20%(e)(f)	4,441,679	4,441,679
Total Short-Term Securities — 5.3% (Cost: $30,885,198)		30,887,553
Total Investments — 104.8% (Cost: $523,581,499)		611,290,533
Liabilities in Excess of Other Assets — (4.8)%		(28,047,139)
Net Assets — 100.0%		$ 583,243,394

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,664,679, representing 0.3% of its net assets as of period end, and an original cost of $1,000,317.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Advantage Small Cap Growth Fund
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 33,974,569	$ —	$ (7,515,653)(a)	$ 2,012	$ (15,054)	$ 26,445,874	26,435,300	$ 74,798 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	5,979,615	—	(1,537,936)(a)	—	—	4,441,679	4,441,679	194,174	—
				$ 2,012	$ (15,054)	$ 30,887,553		$ 268,972	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	63	09/19/25	$ 6,904	$ 182,023
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Advantage Small Cap Growth Fund
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 578,664,059	$ —	$ —	$ 578,664,059
Preferred Securities	—	—	1,664,681	1,664,681
Rights	8,909	—	65,331	74,240
Short-Term Securities
Money Market Funds	30,887,553	—	—	30,887,553
	$ 609,560,521	$ —	$ 1,730,012	$ 611,290,533
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 182,023	$ —	$ —	$ 182,023

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
CVR	Contingent Value Rights
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust